Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS V
BlackRock Income Fund
Investor A, Investor C and Institutional Shares
(the “Fund”)
Supplement dated April 11, 2023 (the “Supplement”) to the Fund’s
Summary Prospectus and Prospectus, each dated January 27, 2023, as supplemented to date
The following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable:
The Average Annual Total Returns table in the section of the Summary Prospectus entitled “Key Facts About BlackRock Income Fund — Performance Information” and the section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Income Fund — Performance Information” is deleted in its entirety and replaced with the following:

For the periods ended 12/31/22 Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock Income Fund - Investor A Shares
Return Before Taxes	(11.87)%	0.64%	2.46%
Return After Taxes on Distributions	(13.26)%	(1.14)%	0.64%
Return After Taxes on Distributions and Sale of Fund Shares	(6.97)%	(0.19)%	1.10%
BlackRock Income Fund - Investor C Shares
Return Before Taxes	(11.25)%	0.38%	2.10%
BlackRock Income Fund - Institutional Shares
Return Before Taxes	(9.48)%	1.39%	2.96%
Morningstar LSTA Leveraged Loan Index (Reflects no deduction for fees, expenses or taxes)	(0.77)%	3.27%	3.65%
Bloomberg Global High Yield 100% Hedged USD Index (Reflects no deduction for fees, expenses or taxes)	(11.05)%	1.23%	3.75%
Bloomberg U.S. CMBS Investment Grade Index (Reflects no deduction for fees, expenses or taxes)	(10.91)%	0.77%	1.55%
JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI Broad Diversified) (Reflects no deduction for fees, expenses or taxes)	(12.26)%	1.08%	2.81%
Customized Reference Benchmark (Reflects no deduction for fees, expenses or taxes)	(8.75)%	1.65%	2.99%

Investor A, C and Institutional | BlackRock Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS V
BlackRock Income Fund
Investor A, Investor C and Institutional Shares
(the “Fund”)
Supplement dated April 11, 2023 (the “Supplement”) to the Fund’s
Summary Prospectus and Prospectus, each dated January 27, 2023, as supplemented to date
The following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable:
The Average Annual Total Returns table in the section of the Summary Prospectus entitled “Key Facts About BlackRock Income Fund — Performance Information” and the section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Income Fund — Performance Information” is deleted in its entirety and replaced with the following:

For the periods ended 12/31/22 Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock Income Fund - Investor A Shares
Return Before Taxes	(11.87)%	0.64%	2.46%
Return After Taxes on Distributions	(13.26)%	(1.14)%	0.64%
Return After Taxes on Distributions and Sale of Fund Shares	(6.97)%	(0.19)%	1.10%
BlackRock Income Fund - Investor C Shares
Return Before Taxes	(11.25)%	0.38%	2.10%
BlackRock Income Fund - Institutional Shares
Return Before Taxes	(9.48)%	1.39%	2.96%
Morningstar LSTA Leveraged Loan Index (Reflects no deduction for fees, expenses or taxes)	(0.77)%	3.27%	3.65%
Bloomberg Global High Yield 100% Hedged USD Index (Reflects no deduction for fees, expenses or taxes)	(11.05)%	1.23%	3.75%
Bloomberg U.S. CMBS Investment Grade Index (Reflects no deduction for fees, expenses or taxes)	(10.91)%	0.77%	1.55%
JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI Broad Diversified) (Reflects no deduction for fees, expenses or taxes)	(12.26)%	1.08%	2.81%
Customized Reference Benchmark (Reflects no deduction for fees, expenses or taxes)	(8.75)%	1.65%	2.99%

Performance Table Heading	rr_PerformanceTableHeading	For the periods ended 12/31/22 Average Annual Total Returns
Investor A, C and Institutional | BlackRock Income Fund | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.87%)
5 Years	rr_AverageAnnualReturnYear05	0.64%
10 Years	rr_AverageAnnualReturnYear10	2.46%
Investor A, C and Institutional | BlackRock Income Fund | Investor C Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.25%)
5 Years	rr_AverageAnnualReturnYear05	0.38%
10 Years	rr_AverageAnnualReturnYear10	2.10%
Investor A, C and Institutional | BlackRock Income Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.48%)
5 Years	rr_AverageAnnualReturnYear05	1.39%
10 Years	rr_AverageAnnualReturnYear10	2.96%
Investor A, C and Institutional | BlackRock Income Fund | Return After Taxes on Distributions | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.26%)
5 Years	rr_AverageAnnualReturnYear05	(1.14%)
10 Years	rr_AverageAnnualReturnYear10	0.64%
Investor A, C and Institutional | BlackRock Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.97%)
5 Years	rr_AverageAnnualReturnYear05	(0.19%)
10 Years	rr_AverageAnnualReturnYear10	1.10%
Investor A, C and Institutional | BlackRock Income Fund | Morningstar LSTA Leveraged Loan Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.77%)
5 Years	rr_AverageAnnualReturnYear05	3.27%
10 Years	rr_AverageAnnualReturnYear10	3.65%
Investor A, C and Institutional | BlackRock Income Fund | Bloomberg Global High Yield 100% Hedged USD Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.05%)
5 Years	rr_AverageAnnualReturnYear05	1.23%
10 Years	rr_AverageAnnualReturnYear10	3.75%
Investor A, C and Institutional | BlackRock Income Fund | Bloomberg U.S. CMBS Investment Grade Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.91%)
5 Years	rr_AverageAnnualReturnYear05	0.77%
10 Years	rr_AverageAnnualReturnYear10	1.55%
Investor A, C and Institutional | BlackRock Income Fund | JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI Broad Diversified) (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.26%)
5 Years	rr_AverageAnnualReturnYear05	1.08%
10 Years	rr_AverageAnnualReturnYear10	2.81%
Investor A, C and Institutional | BlackRock Income Fund | Customized Reference Benchmark (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.75%)
5 Years	rr_AverageAnnualReturnYear05	1.65%
10 Years	rr_AverageAnnualReturnYear10	2.99%